Assistant Vice President &
Assistant Counsel

November 1, 2001

Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA  22312

Re:      Oppenheimer Limited-Term Government Fund
         Reg. No. 33-02769; File No. 811-4563
         ------------------------------------

To the Securities and Exchange Commission:

An electronic(“EDGAR”) filing is hereby being made under Rule 497(e) of the
Securities Act of 1933 on behalf of Oppenheimer Limited-Term Government Fund.
This filing includes a supplement dated November 1, 2001 to the Prospectus of
Oppenheimer Limited-Term Government Fund dated January 26, 2001.

Please direct any questions
regarding this filing to the attention of the undersigned.

                                                              Very truly yours,

                                                              /s/ Deborah A. Sullivan

                                                              Deborah A. Sullivan
                                                              Assistant Vice President &
                                                              Assistant Counsel
                                                              Phone:  732-839-3007
                                                              Fax:  732-839-3698

Enclosures

cc:   Mayer, Brown & Platt (Attention: Ronald M. Feiman, Esq.)
      KPMG LLP
      Gloria LaFond